Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $2.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	90.00%
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $223.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.20%
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $267.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $190.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)